Net Income per Share	12 Months Ended
Sep. 28, 2024
Net Income per Share [Abstract]
Net Income per Share

12.  Net Income per Share

Basic net income or earnings per share (“EPS”) is calculated by dividing the net income attributable to common stockholders by the weighted-average number of common shares outstanding during the period, without consideration for common stock equivalents. Diluted EPS includes the effects of options and restricted stock units, if dilutive.

The following tables provide a reconciliation of the numerator and denominator of the basic and diluted EPS calculations:

(in millions, except per share amounts)	2024	2023
Numerator
Consolidated net income	$516	$609
Denominator
Weighted average common shares outstanding - basic	115.1	120.1
Dilutive shares	2.6	2.9
Weighted average common and common equivalent shares outstanding - diluted	117.7	123.0

Per common share earnings
Basic	$4.48	$5.07
Diluted	$4.38	$4.95

2 million and 1 million shares were excluded from the fiscal 2024 and 2023 diluted EPS calculation, respectively, as their effect would be anti-dilutive.